UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.4%
Senior Loans*
Consumer Discretionary 16.0%
AMC Entertainment, Inc., Term Loan B, LIBOR plus 1.75%, 3.869%, 1/26/2013	1,000,000	886,075
Bombardier Recreational Products, Inc., Term Loan, LIBOR plus 2.5%, 4.619%, 6/28/2013	500,000	148,750
Bresnan Communications LLC, Term Loan 2nd Lien, LIBOR plus 4.5%, 6.619%, 3/29/2014	1,000,000	705,000
Buffets, Inc.:
Credit Link Deposit, LIBOR plus 2.75%, 4.869%, 5/1/2013	117,344	16,428
Term Loan, LIBOR plus 2.75%, 4.869%, 11/1/2013	899,378	125,913
CanWest MediaWorks LP, Term Loan D, LIBOR plus 2.0%, 4.119%, 7/10/2014	491,250	216,150
Cequel Communications LLC, Term Loan 1st Lien, LIBOR plus 2.0%, 4.119%, 11/5/2013	997,462	842,162
Dollar General Corp., Term Loan B-1, LIBOR plus 2.75%, 4.869%, 7/6/2014	500,000	434,637

Golden Nugget, Inc., Term Loan 2nd Lien, LIBOR plus 3.25%, 5.369%, 12/31/2014	1,000,000	155,000
Hanesbrands, Inc., Term Loan B 1st Lien, LIBOR plus 1.75%, 3.869%, 9/5/2013	435,980	408,323
Hertz Corp.:
Credit Link Deposit, LIBOR plus 1.75%, 3.869%, 12/21/2012	77,054	51,410
Term Loan B, LIBOR plus 1.75%, 3.869%, 12/21/2012	422,946	282,185
Idearc, Inc., Term Loan B, LIBOR plus 2.0%, 4.119%, 11/17/2014	982,456	350,973
Las Vegas Sand LLC (Venetian):
Term Delay Draw, LIBOR plus 1.75%, 3.869%, 5/23/2014	166,527	75,492
Term Loan B, LIBOR plus 1.75%, 3.869%, 5/23/2014	824,268	373,665
MCC (Mediacom Illinois LLC), Term Loan C, LIBOR plus 1.5%, 3.619%, 1/31/2015	500,000	429,582
Merrill Communications LLC, Term Loan 2nd Lien, LIBOR plus 6.5%, 8.619%, 11/15/2013	400,000	160,000
MGM Holdings II, Inc., Term Loan B, LIBOR plus 3.25%, 5.369%, 4/8/2012	989,848	453,266
National CineMedia LLC, Term Loan, LIBOR plus 1.75%, 3.869%, 2/13/2015	500,000	414,375
Network Communications, Inc., Term Loan, LIBOR plus 2.0%, 4.119%, 11/30/2012	922,773	622,872
New World Gaming Partners Holdings Ltd.:
Term Delay Draw, LIBOR plus 2.25%, 4.369%, 1/19/2019	166,667	74,167
Term Loan, LIBOR plus 2.25%, 4.369%, 7/19/2014	825,000	367,125
Reader's Digest Association, Inc., Term Loan, LIBOR plus 2.0%, 4.119%, 3/2/2014	982,500	270,188
Regal Cinemas Corp., Term Loan, LIBOR plus 3.75%, 5.869%, 10/27/2013	500,000	464,452
Toys "R" Us, Inc., Term Loan, LIBOR plus 4.25%, 6.369%, 7/19/2012	995,025	563,612
Tribune Co., Term Loan B, LIBOR plus 3.0%, 5.119%, 5/17/2014	987,500	263,080
Univision Communications, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 4.369%, 9/29/2014	33,557	15,487
Term Loan 1st Lien, LIBOR plus 2.25%, 4.369%, 9/29/2014	966,443	446,013

		9,616,382
Consumer Staples 5.1%
Advance Food Co., Inc., Term Loan 2nd Lien, LIBOR plus 4.25%, 6.369%, 9/16/2014	750,000	356,250
American Seafoods Group LLC:
Term Loan B-1, LIBOR plus 1.75%, 3.869%, 9/30/2012	900,000	787,500
Term Loan B-2, LIBOR plus 1.75%, 3.869%, 9/30/2012	100,000	87,375
Jarden Corp.:
Term Loan B, LIBOR plus 1.75%, 3.869%, 1/24/2012	500,000	450,625
Term Loan B-2, LIBOR plus 1.75%, 3.869%, 1/24/2012	500,000	450,625
New UNO Acquisition Corp., Term Loan B, LIBOR plus 3.75%, 5.869%, 8/7/2014	950,000	942,034

		3,074,409
Energy 7.4%
Alon Refinining Krotz Springs, Inc., Term Loan B, LIBOR plus 7.5%, 9.619%, 7/3/2014	1,000,000	440,000
Atlas Pipeline Partners LP, Term Loan, LIBOR plus 2.5%, 4.619%, 7/23/2014	853,238	739,655
Calumet Specialty Products Partners LP:
Credit Link Deposit, LIBOR plus 4.0%, 6.119%, 1/3/2014	114,943	62,356
Term Loan, LIBOR plus 4.0%, 6.119%, 1/3/2014	862,265	467,779
CCS, Inc., Term Loan, LIBOR plus 3.0%, 5.119%, 11/14/2014	496,241	302,707
Dresser, Inc., Term Loan 1st Lien, LIBOR plus 2.5%, 4.619%, 5/4/2014	988,251	712,598
Express Energy Services Holding LP, Term Loan, LIBOR plus 5.25%, 7.369%, 7/10/2013	477,354	250,611
Gulf Tanks Holdings, Inc., Term Loan 2nd Lien, LIBOR plus 3.75%, 5.869%, 4/6/2014	500,000	262,500
Quicksilver Resources, Inc., Term Loan, LIBOR plus 4.5%, 6.619%, 8/8/2013	701,363	588,710
Western Refining Co., Term Loan, LIBOR plus 4.5%, 6.619%, 4/13/2014	994,950	622,838

		4,449,754
Financials 5.7%
Algoma Acquisition Corp., Term Loan, LIBOR plus 2.5%, 4.619%, 6/20/2013	705,032	431,832
Atlantic Broadband Finance LLC, Term Loan B-2, LIBOR plus 2.25%, 4.369%, 9/1/2011	1,000,000	907,500
Bankruptcy Management Solutions, Inc., Term Loan, LIBOR plus 4.0%, 6.119%, 7/31/2012	1,000,000	575,000
Conseco, Inc., Term Loan, LIBOR plus 2.0%, 4.119%, 10/10/2013	994,920	634,262

UPC Financing Partnership, Term Loan N, LIBOR plus 1.75%, 3.869%, 12/31/2014	1,000,000	850,000

		3,398,594
Health Care 11.2%
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.369%, 4/26/2015	120,724	104,200
Term Loan B, LIBOR plus 3.25%, 5.369%, 4/26/2015	796,781	687,721
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 4.369%, 7/16/2014	46,404	39,482
Term Loan, LIBOR plus 2.25%, 4.369%, 7/16/2014	907,024	771,723
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 4.369%, 11/17/2013	989,899	835,435
Health Management Associates, Inc., Term Loan B, LIBOR plus 1.75%, 3.869%, 2/28/2014	945,226	764,584
Life Technologies Corp., Term Loan B, LIBOR plus 3.0%, 5.119%, 9/22/2015	99,750	98,285
Mylan, Inc., Term Loan B, LIBOR plus 3.25%, 5.369%, 10/2/2014	980,000	911,748
Surgical Care Affiliates LLC, LIBOR plus 2.25%, 4.369%, 12/29/2014	295,500	180,255
Symbol Merger Sub, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.369%, 8/23/2013	471,750	263,001
Term Loan B, LIBOR plus 3.25%, 5.369%, 8/23/2014	471,750	265,359
Talecris Biotherapeutics Holdings Corp., Term Loan 1st Lien, LIBOR plus 3.5%, 5.619%, 12/6/2013	1,000,000	925,000
US Oncology, Inc., Term Loan C, LIBOR plus 2.75%, 4.869%, 8/20/2011	1,000,000	917,500

		6,764,293
Industrials 10.9%
Acosta, Inc., Term Loan, LIBOR plus 2.25%, 4.369%, 7/28/2013	984,849	818,045
ARAMARK Corp.:
Credit Link Deposit, LIBOR plus 2.0%, 4.119%, 1/26/2014	58,002	50,211
Term Loan, LIBOR plus 2.0%, 4.119%, 1/26/2014	834,698	722,581
Asurion Corp., Term Loan, LIBOR plus 3.0%, 5.119%, 7/16/2014	1,000,000	752,710
BE Aerospace, Inc., Term Loan B, LIBOR plus 2.75%, 4.869%, 7/25/2014	398,000	371,798
FR Brand Acquisition Corp., Term Loan B, LIBOR plus 2.25%, 4.369%, 2/7/2014	987,500	651,750
GenCorp, Inc.:
Credit Link Deposit, LIBOR plus 2.25%, 4.369%, 4/30/2013	312,500	215,625
Term Loan, LIBOR plus 2.25%, 4.369%, 4/30/2013	171,956	118,650
Getty Images, Inc., Term Loan B, LIBOR plus 4.0%, 6.119%, 7/2/2015	869,531	833,663
Gleason Corp., Term Loan, LIBOR plus 2.0%, 4.119%, 6/30/2013	243,728	211,434
Sabre, Inc., Term Loan, LIBOR plus 2.25%, 4.369%, 9/30/2014	1,000,000	482,250
Travelport, Inc., Term Delay Draw, LIBOR plus 2.25%, 4.369%, 8/23/2013	987,469	590,477
West Corp., Term Loan B2, LIBOR plus 2.375%, 4.494%, 10/24/2013	989,924	730,346

		6,549,540
Information Technology 8.4%
Aspect Software, Inc, Term Loan 1st Lien, LIBOR plus 3.0%, 5.119%, 7/11/2011	500,000	317,500
Caritor, Inc.:
Credit Link Deposit, LIBOR plus 2.25%,, 4.369%, 6/1/2013	70,588	24,235
Term Loan, LIBOR plus 2.25%, 4.369%, 6/1/2013	927,059	318,292
First Data Corp., Term Loan B1, LIBOR plus 2.75%, 4.869%, 9/24/2014	987,500	654,357
JRD Holdings, Inc., Term Loan A, LIBOR plus 2.5%, 4.619%, 7/2/2014	484,375	426,250
Macrovision Solutions Corp., Term Loan, LIBOR plus 3.75%, 5.869%, 5/2/2013	821,812	801,266
SunGard Data Systems, Inc., Term Loan, LIBOR plus 2.0%, 4.119%, 2/28/2014	989,899	831,674
Vangent, Inc., Term Loan, LIBOR plus 2.25%, 4.369%, 2/14/2013	962,264	808,302
VeriFone, Inc., Term Loan B, LIBOR plus 2.75%, 4.869%, 10/31/2013	1,104,000	872,160

		5,054,036
Materials 6.0%
Celanese (BCP Crystal Holding Ltd. 2), Term Loan, LIBOR plus 1.75%, 3.869%, 4/6/2011	997,462	824,901
Georgia-Pacific Corp., Term Loan B 1st Lien, LIBOR plus 1.75%, 3.869%, 12/23/2012	737,042	638,282
Graphic Packaging International, Inc., Term Loan C, LIBOR plus 2.75%, 4.869%, 5/16/2014	78,818	67,630
Ineos Holdings Ltd.:

Term Loan B-2, LIBOR plus 2.25%, 4.369%, 12/16/2013	494,898	200,186
Term Loan C-2, LIBOR plus 2.75%, 4.869%, 12/16/2014	494,898	201,983
Lyondell Basell Industries AF SCA, Term Loan B-3, LIBOR plus 3.75%, 5.869%, 12/20/2014	997,481	218,199
Newpage Holding Corp., Term Loan B, LIBOR plus 3.75%, 5.869%, 12/7/2014	990,000	623,948
Noranda Aluminum Holding Corp., Term Loan B, LIBOR plus 2.0%, 4.119%, 5/18/2014	462,882	252,849
Novelis, Inc.:
Term Loan, LIBOR plus 2.0%, 4.119%, 7/6/2014	677,188	419,179
Term Loan, LIBOR plus 2.0%, 4.119%, 7/14/2014	307,813	190,536

		3,637,693
Telecommunication Services 13.3%
Brocade Communications Systems, Inc., Term Loan, LIBOR plus 4.0%, 6.119%, 9/30/2013	246,875	226,508
Cavtel Holdings LLC, Term Loan, LIBOR plus 4.75%, 6.869%, 12/31/2012	981,559	301,010
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.5%, 5.619%, 6/16/2013	997,442	931,676
Gabriel Communications Finance Co., Term Loan B, LIBOR plus 3.25%, 5.369%, 5/31/2014	985,000	756,805
Hughes Network Systems LLC, Term Loan, LIBOR plus 2.5%, 4.619%, 4/15/2014	500,000	391,250
Intelsat Jackson Holdings Ltd., Term Loan B, LIBOR plus 3.0%, 5.119%, 2/1/2014	1,000,000	751,250
MetroPCS Wireless, Inc., Term Loan B, LIBOR plus 2.25%, 4.369%, 2/14/2014	997,449	870,778
One Communications Corp., Term Loan C, LIBOR plus 3.5%, 5.619%, 4/19/2013	705,022	421,836
Sorenson Communications, Inc., Term Loan C, LIBOR plus 2.5%, 4.619%, 8/16/2013	914,885	794,422
Stratos Global Corp., Term Loan B, LIBOR plus 2.5%, 4.619%, 2/13/2012	860,250	747,342
Telesat LLC:
Term Delay Draw, LIBOR plus 3.0%, 5.119%, 10/31/2014	82,250	70,776
Term Loan, LIBOR plus 3.0%, 5.119%, 10/31/2014	957,650	824,058
Virgin Media Investment Holdings Ltd., Term Loan B-4, LIBOR plus 2.0%, 4.119%, 9/3/2012	1,000,000	915,000

		8,002,711
Utilities 3.4%
Calpine Corp., Term Loan, LIBOR plus 2.875%, 4.994%, 3/29/2014	1,241,233	899,894
NRG Energy, Inc.:
Credit Link Deposit, LIBOR plus 1.75%, 3.869%, 2/1/2013	236,215	219,418
Term Loan, LIBOR plus 1.75%, 3.869%, 2/1/2013	479,182	445,107
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 5.619%, 10/10/2014	395,000	245,617
Term Loan B3, LIBOR plus 3.5%, 5.619%, 12/31/2012	395,000	246,134

		2,056,170

Total Loan Participations and Assignments (Cost $69,593,063)		52,603,582

Government & Agency Obligations 0.6%
US Treasury Obligations
US Treasury Bills:
0.13% **, 6/11/2009 (a)	241,000	240,806
0.29% **, 6/18/2009 (a)	101,000	100,909

Total Government & Agency Obligations (Cost $341,822)		341,715
	Shares	Value ($)

Cash Equivalents 15.3%
Cash Management QP Trust, 0.85% (b) (Cost $9,192,483)	9,192,483	9,192,483

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,127,368) †				103.3	62,137,780
Other Assets and Liabilities, Net				(3.3)	(2,002,390)

Net Assets				100.0	60,135,390

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of February 28, 2009.

**					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $79,127,368. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $16,989,588. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $836,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,826,272.

(a)					At February 28, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: Represents the London InterBank Offered Rate.
At February 28, 2009, the Fund had unfunded loan commitments of $66,054 which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower			Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/26/2015			66,054	69,467	3,413

At February 28, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2 Year US Treasury Note	6/30/2009	14	3,034,758	3,032,531	(2,227)
Federal Republic of Germany Euro-Bund	3/6/2009	17	2,688,129	2,687,503	(626)
Federal Republic of Germany Euro-Schatz	3/6/2009	47	6,407,216	6,448,804	41,588
United Kingdom Long Gilt Bond	6/26/2009	24	4,164,594	4,095,866	(68,728)
Total net unrealized depreciation					(29,993)

At February 28, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	6/19/2009	26	2,552,699	2,531,332	21,367
10 Year Mini Japanese Government Bond	3/10/2009	29	4,141,166	4,147,569	(6,403)
10 Year US Treasury Note	6/19/2009	10	1,210,441	1,200,312	10,129

Total net unrealized appreciation					25,093

As of February 28, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	2,016,042	GBP	1,418,000	3/18/2009	7,393
AUD	578,000	USD	374,871	3/18/2009	4,308
EUR	2,609,000	USD	3,347,190	3/18/2009	44,418
Total unrealized appreciation					56,119

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	784,632	CAD	977,000	3/18/2009	(15,732)
USD	1,300,754	CHF	1,514,000	3/18/2009	(3,411)
USD	1,162,471	JPY	104,913,000	3/18/2009	(89,247)
USD	59,416	NOK	410,000	3/18/2009	(1,319)
USD	108,350	NZD	210,000	3/18/2009	(2,882)
USD	526,770	SEK	4,425,000	3/18/2009	(36,553)
Total unrealized depreciation					(149,144)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ (4,900)
Level 2	44,701,523	(89,612)
Level 3	17,436,257	-
Total	$ 62,137,780	$ (94,512)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, forward foreign currency exchange contracts and unfunded loan commitments which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at February 28, 2009:

Investments in Securities

Balance as of May 31, 2008	$ 15,659,552
Total realized gain (loss)	(1,022,881)
Change in unrealized appreciation (depreciation)	(4,454,953)
Amortization premium/discount	121,344
Net purchases (sales)	7,637,039
Net transfers in (out) of Level 3	(503,844)
Balance as of February 28, 2009	$ 17,436,257
Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2009	$ (4,319,924)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at February 28, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for futures and forward foreign exchange currency contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	(4,900)
Foreign Exchange Contracts		(93,025)
Credit Contracts
Equity Contracts
Other Contracts

Futures. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term and medium-term mispricings within the global bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009